Nature of Operations and Summary of Significant Accounting Policies (Schedule of Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2019
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	6 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	8 years
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	9 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	7 years